Business Combinations (Details) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended									12 Months Ended
	Jun. 30, 2013 Acquisitions	Dec. 31, 2012 Acquisitions	Dec. 31, 2011	Jun. 18, 2013 Atlanta, Georgia	Jun. 30, 2013 2013 Acquisitions	Jan. 13, 2012 St. John Providence MOB	Jan. 31, 2012 Camp Creek 3	Mar. 01, 2012 Penn Avenue Place	Mar. 29, 2012 Steward Portfolio	Aug. 14, 2012 Rush	Dec. 26, 2012 Forest Park MOB	Mar. 11, 2013 Forest Park Tower	Mar. 22, 2013 Texas A&M Medical Office Building	Dec. 31, 2011 Property Portfolio Property_Portfolios	Dec. 31, 2012 Subsequent Event Acquisitions	Jul. 12, 2013 Subsequent Event Monroeville, Pennsylvania	Jul. 29, 2013 Subsequent Event Denver, Colorado
Business Acquisition
Number of businesses acquired	3	6												4	5
Acquisition-related expenses					$ 500,000
Business Acquisition, Purchase Price Allocation, Real Estate [Abstract]
Land		13,479,000	945,000		3,772,000
Building and improvements		225,924,000	54,072,000		72,235,000
Below market leasehold interests		3,284,000	603,000
Above market leases		4,199,000	209,000		77,000
In place leases		27,136,000	7,671,000		12,288,000
Tenant relationships		22,100,000	4,691,000		6,063,000
Below market leases		(1,472,000)	(149,000)		(296,000)
Above market debt			(76,000)
Net assets acquired		294,650,000	67,966,000
Other liability		287,000	348,000
Aggregate purchase price		294,937,000	68,314,000		94,139,000										151,200,000
Weighted average lives of acquired intangible assets	7 years 8 months 12 days	14 years 2 months 12 days	8 years 3 months 18 days
Weighted average lives of acquired intangible liabilities	8 years 3 months 18 days	7 years 7 months 6 days	4 years 1 month 6 days
Business acquisition, cost of acquired entity, purchase price				5,600,000		51,300,000	8,900,000	54,000,000	100,000,000	54,000,000	26,800,000	48,700,000	39,800,000			15,100,000	42,000,000
Percentage of voting interests acquired				100.00%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%			100.00%	100.00%
Revenue of acquiree since acquisition date		26,717,000	4,903,000
Net income (loss) of acquiree since acquisition date		$ 7,537,000	$ (215,000)